Related Party Transactions - Summary of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	¥ 10,541	$ 1,654	¥ 245,755	¥ 224,255
Wangsu
Related Party Transaction [Line Items]
Purchase of services			83,382	104,312
Net revenue from colocation services provided			83,054	95,071
Jizongneng
Related Party Transaction [Line Items]
Purchase of services	¥ 10,541	$ 1,654
Affiliates
Related Party Transaction [Line Items]
Management consulting services provided			59,741	16,434
Shareholder Affiliates
Related Party Transaction [Line Items]
Management consulting services provided			13,016	¥ 8,438
Qinyun
Related Party Transaction [Line Items]
Gain on divestiture			¥ 6,562